CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

32. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Balance sheets

	March 31,	March 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	1,081	346
Prepaid expenses	1,027	4,189
Amounts due from related parties	9,276,465	8,753,029
Other receivables	2,921	2,415
Total assets	9,281,494	8,759,979

LIABILITIES AND EQUITY
Current liabilities
Other payables and other current liabilities	26,962	29,007
Investment deficit in subsidiaries	11,110,402	10,618,691
Amounts due to related parties	90,251	90,114
Convertible notes	375,449	—
Other current liabilities	22,923	17,859

Total liabilities	11,625,987	10,755,671

	March 31,	March 31,
	2020	2021
	RMB	RMB
Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 10,000,000 shares authorized as of March 31, 2020 and 2021, respectively; 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2020; 1,071,621,698 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2021)	581	733
Additional paid-in capital	13,036,989	13,695,877
Accumulated other comprehensive income	106,764	217,747
Accumulated deficit	(15,488,827)	(15,910,049)
Total shareholders’ deficit	(2,344,493)	(1,995,692)
Total liabilities and shareholders’ deficit	9,281,494	8,759,979

31. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Statements of comprehensive loss

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB
Total revenues	4,497	—	—	—
Cost of revenues	(147)	—	—	—
Gross profit	4,350	—	—	—

Operation expense
Sales and marketing	(34,591)	(24,622)	—	(5,036)
Research and development	(17,376)	(258)	2,158	2,217
General and administrative	(1,019,055)	(136,459)	19,018	(21,161)
Provision for credits losses	—	—	(3,490)	—
Total operating expenses	(1,071,022)	(161,339)	17,686	(23,980)

Loss from operations	(1,066,672)	(161,339)	17,686	(23,980)

Share of loss of subsidiaries and VIEs	(1,641,754)	(1,818,665)	(2,491,563)	(275,229)
Interest (expense)/ income, net	(25,262)	(47,677)	(10,727)	(14,041)
Other income, net	4,213	39,131	426	13,075
Foreign exchange gain/(loss)	2,951	(126)	(1)	9
Fair value change of derivative liabilities	1,204,010	—	—	—
Inducement charge	—	—	—	(121,056)
Net loss	(1,522,514)	(1,988,676)	(2,484,179)	(421,222)

Accretion on redeemable preferred shares to redemption value	(318,951)	—	—	—
Deemed dividend to Preferred Shareholders	(544,773)	—	—	—
Net loss attributable to ordinary shareholders	(2,386,238)	(1,988,676)	(2,484,179)	(421,222)

Net loss	(1,522,514)	(1,988,676)	(2,484,179)	(421,222)
Other comprehensive income/(loss)
Foreign currency translation	11,406	(17,869)	38,572	110,983
Total comprehensive loss	(1,511,108)	(2,006,545)	(2,445,607)	(310,239)

31. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Statements of comprehensive loss

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB
Net cash (used in)/ generated from operating activities	(55,088)	18,977	(218)	(35,016)
Net cash (used in)/ generated from investing activities	(3,999,403)	755,553	—	—
Net cash generated from/ (used in) financing activities	3,982,230	(781,527)	(2,058)	34,308
Effect of exchange rate changes on cash and cash equivalents	4,730	50	16	(27)
Net decrease in cash and cash equivalents	(67,531)	(6,947)	(2,260)	(735)
Cash and cash equivalents at beginning of the period	77,819	10,288	3,341	1,081
Cash and cash equivalents at end of the period	10,288	3,341	1,081	346